GENERAL- Organization and Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 23, 2021 $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Net loss | $		$ 2,048	$ 2,762	$ 11,495	$ 17,126
Accumulated deficit | $		88,615		86,567	75,072
Cash and cash equivalents | $		$ 1,700		$ 4,235	$ 12,226
Securities Exchange Agreement, Smartkem Limited
Purchase price (in dollars per share) | $ / shares	$ 1.40
Share exchange ratio	0.0676668
Securities Exchange Agreement, Smartkem Limited | Common stock A Shares
Share exchange ratio	0.0111907
Share exchange, number of shares issued or issuable	12,725,000
Shares exchange, number of shares exchanged	1,127,720,477
Management incentive options to purchase	124,497,910
Average share exchange ratio	0.011283825
Effect of reverse capitalization (in shares)	2,500,000